Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	247,292	247,105	245,524
Common stock, shares outstanding	247,292	247,105	245,524
Series B Convertible Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	130,000,000	130,000,000	130,000,000
Convertible preferred stock, shares issued	26	26	26
Convertible preferred stock, shares outstanding	26	26	26
Series C Convertible Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	130,000,000	130,000,000	130,000,000
Convertible preferred stock, shares issued	50	51	51
Convertible preferred stock, shares outstanding	50	51	51